Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for Ms. Geraghty ($)(1)	Summary Compensation Table Total for Mr. Hayes ($)(1)	Compensation Actually Paid to Ms. Geraghty ($)(1)(2)(5)	Compensation Actually Paid to Mr. Hayes ($)(1)(2)	Average Summary Compensation Table Total for non-PEO NEOs ($)(1)	Average Compensation Actually Paid to non-PEO NEOs ($)(1)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ millions)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(3)		GAAP Pre-tax Margin (%)(4)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2025	5,191,318	n/a	971,222	n/a	3,223,253	1,615,317	31	85	(602)	(8.5)
2024	6757308	2,449,496	8,122,337	1,477,745	3,287,291	3,112,393	54	81	(795)	(9.7)
2023	n/a	10,779,925	n/a	9,082,921	5,767,245	4,775,072	38	82	(310)	(3.5)
2022	n/a	3,457,274	n/a	1,855,782	1,430,804	970,779	45	64	(362)	(4.8)
2021	n/a	3,449,755	n/a	3,439,434	1,353,013	975,734	98	98	(182)	(4.4)

Company Selected Measure Name	Pre-tax Margin
Named Executive Officers, Footnote	1.Joanna Geraghty has served as our current principal executive officer (PEO) since her appointment on February 12, 2024. Robin Hayes served as our principal executive officer (PEO) through February 12, 2024. The non-PEO named executive officers reflected in columns
(d) and (e) include the following individuals: Ursula Hurley (2021-2025), Joanna Geraghty (2021-2023), Carol Clements (2021-2025),
Brandon Nelson (2021-2024), Warren Christie (2024-2025), Martin St. George (2024-2025), and Stephen Priest (2021).

Peer Group Issuers, Footnote	The Peer Group for which Total Shareholder Return is provided in column (g) is the NYSE Arca Airline Index.
PEO Total Compensation Amount	$ 5,191,318
PEO Actually Paid Compensation Amount	$ 971,222
Adjustment To PEO Compensation, Footnote	2.The following amounts were deducted from / added to Summary Compensation Table (SCT) total compensation in accordance with the
SEC-mandated adjustments to calculate Compensation Actually Paid (CAP) to our principal executive officer (PEO) and average CAP to our non-PEO named executive officers. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards. 2024 Compensation Actually
Paid figures have been revised to correct errors in last year’s disclosures from $8,520,530 to $8,122,337 for Ms. Geraghty and from
$3,255,475 to $3,112,393 for the average of non-PEO NEOs.
SCT Total to CAP Reconciliation for Ms. Geraghty

Fiscal Year	2024 ($)	2025 ($)

SCT Total	6,757,308	5,191,318
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(3,737,498)	(3,249,996)
+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	4,387,633	3,168,929
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	572,674	(3,432,722)
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	0	0
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	142,220	(706,307)
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	0	0
Compensation Actually Paid	8,122,337	971,222
Non-PEO NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2024 ($)	2025 ($)

Average SCT Total	3,287,291	3,223,253
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(1,664,991)	(1,937,497)
+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	1,585,496	1,882,918
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	56,009	(1,154,715)
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	51,084	6,058
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	52,724	(404,700)
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(255,220)	0
Average Compensation Actually Paid	3,112,393	1,615,317

Non-PEO NEO Average Total Compensation Amount	$ 3,223,253	$ 3,287,291	$ 5,767,245	$ 1,430,804	$ 1,353,013
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,615,317	3,112,393	4,775,072	970,779	975,734
Adjustment to Non-PEO NEO Compensation Footnote	2.The following amounts were deducted from / added to Summary Compensation Table (SCT) total compensation in accordance with the
SEC-mandated adjustments to calculate Compensation Actually Paid (CAP) to our principal executive officer (PEO) and average CAP to our non-PEO named executive officers. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards. 2024 Compensation Actually
Paid figures have been revised to correct errors in last year’s disclosures from $8,520,530 to $8,122,337 for Ms. Geraghty and from
$3,255,475 to $3,112,393 for the average of non-PEO NEOs.
SCT Total to CAP Reconciliation for Ms. Geraghty

Fiscal Year	2024 ($)	2025 ($)

SCT Total	6,757,308	5,191,318
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(3,737,498)	(3,249,996)
+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	4,387,633	3,168,929
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	572,674	(3,432,722)
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	0	0
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	142,220	(706,307)
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	0	0
Compensation Actually Paid	8,122,337	971,222
Non-PEO NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2024 ($)	2025 ($)

Average SCT Total	3,287,291	3,223,253
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(1,664,991)	(1,937,497)
+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	1,585,496	1,882,918
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	56,009	(1,154,715)
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	51,084	6,058
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	52,724	(404,700)
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(255,220)	0
Average Compensation Actually Paid	3,112,393	1,615,317

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income	The charts below illustrate the relationship between the PEOs and Non-PEO CAP amounts and the Company’s Net Income and GAAP Pre-tax Margin during the period 2020-2024.
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Tabular List of Most Important Performance Measures
The six items listed below represent the most important performance metrics we used to determine CAP for FY2024 as further described in our Compensation Discussion and Analysis within the sections titled “Annual Cash Incentive Awards” and “Long-
Term Equity Awards.”

Most Important Performance Measures

•Operating Margin	•Controllable Costs	•Customer NPS
•Absolute Pre-Tax Margin	•EBIT Improvement	•Relative TSR

Total Shareholder Return Amount	$ 31	54	38	45	98
Peer Group Total Shareholder Return Amount	85	81	82	64	98
Net Income (Loss)	$ (602,000,000)	$ (795,000,000)	$ (310,000,000)	$ (362,000,000)	$ (182,000,000)
Company Selected Measure Amount	(0.085)	(0.097)	(0.035)	(0.048)	(0.044)
Additional 402(v) Disclosure	Pre-tax Margin calculated using GAAP figures.The dollar amounts reported in this column represent the amount of “compensation actually paid” as computed in accordance with Item
402(v) of Regulation S-K and do not reflect total compensation actually realized or received.

Measure:: 1
Pay vs Performance Disclosure
Name	•Operating Margin
Measure:: 2
Pay vs Performance Disclosure
Name	•Absolute Pre-Tax Margin
Measure:: 3
Pay vs Performance Disclosure
Name	•Controllable Costs
Measure:: 4
Pay vs Performance Disclosure
Name	•EBIT Improvement
Measure:: 5
Pay vs Performance Disclosure
Name	•Customer NPS
Measure:: 6
Pay vs Performance Disclosure
Name	•Relative TSR
Joanna Geraghty [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 6,757,308
PEO Actually Paid Compensation Amount		8,122,337
Robin Hayes [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		2,449,496	$ 10,779,925	$ 3,457,274	$ 3,449,755
PEO Actually Paid Compensation Amount		1,477,745	$ 9,082,921	$ 1,855,782	$ 3,439,434
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,249,996)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,168,929
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,432,722)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(706,307)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Joanna Geraghty [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,737,498)
PEO | Joanna Geraghty [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,387,633
PEO | Joanna Geraghty [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		572,674
PEO | Joanna Geraghty [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Joanna Geraghty [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		142,220
PEO | Joanna Geraghty [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,937,497)	(1,664,991)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,882,918	1,585,496
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,154,715)	56,009
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,058	51,084
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(404,700)	52,724
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (255,220)